Label	Element	Value
Pear Tree Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree Quality Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Quality Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Quality Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Quality Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Quality Fund’s performance. During the most recent fiscal year, Quality Fund's portfolio turnover rate was 57 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Quality Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

To manage Quality Fund’s portfolio, Quality Fund’s investment manager, in consultation with its sub-adviser, periodically selects what it believes is a well-managed mutual fund (the “target portfolio”). Among the criteria used to select the target portfolio are the limited availability of the target portfolio to retail investors and the target portfolio's historical performance. Quality Fund's portfolio is then managed such that each quarter, its portfolio generally is rebalanced to comprise the same securities and in the same percentages as the target portfolio as of the end of the target portfolio’s most recent fiscal quarter. If Quality Fund’s assets significantly increase, Quality Fund may select more than one target portfolio.

From time to time, a target portfolio may invest in non-U.S. securities. In such cases, Quality Fund typically invests in American Depositary Receipts (or ADRs), which represent interests in such securities, if available. Quality Fund is "non-diversified," which means that it may invest a higher percentage of its assets in a smaller number of issuers.

Quality Fund’s current target portfolio is GMO Quality Fund Class III (ticker symbol: GQETX). The current target portfolio purports to seek to generate total return by investing primarily in equities the target portfolio's investment manager believes to be of high quality, which it defines as companies with established track records of historical profitability and strong fundamentals. Neither Quality Fund, nor its investment manager, nor its sub-adviser, is affiliated with the current target portfolio or the current target portfolio's investment manager.

Quality Fund also may invest in derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future. Quality Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money by investing in Quality Fund. An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Quality Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Quality Fund has significant holdings, or weaknesses associated with one or more specific companies in which Quality Fund may have substantial investments.

Difficulty in Comparing Fund Performance with Target Portfolio Performance. Quality Fund's performance could significantly differ from the target portfolio’s performance over the same period. Among other things, the holdings of the target portfolio typically change - sometimes significantly during the period between the end of a quarter and the time when those changes are publicly disclosed and Quality Fund's portfolio is rebalanced. From time to time, Quality Fund may be purchasing specific securities at the same time that the target portfolio is selling them. In addition, the target portfolio has a significantly larger amount of assets than Quality Fund and thus, has a lower expense ratio than Quality Fund.

Inability to Conduct Due Diligence on Target Portfolio’s Investment Adviser. Quality Fund’s investment manager and sub-adviser may be able to perform only limited due diligence on the target portfolio’s investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolio’s investment guidelines and whether the risks disclosed in the target portfolio’s offering documents reflect the risks of the target portfolio.

Potential Impact on Target Portfolio. Quality Fund’s purchases and sales of securities for its own portfolio may adversely impact the management of the target portfolio and thus, Quality Fund itself.

Accuracy of Target Portfolio Information. Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of Quality Fund.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Foreign Securities. Quality Fund’s investments in or exposure to foreign securities (primarily through ADRs) may be adversely affected by political and economic conditions overseas, reduced market liquidity, or decreases in foreign currency values relative to the U.S. dollar. The value of a foreign security may change materially at times when U.S. markets are not open to trading.

Non-Diversification. Quality Fund is “non-diversified,” As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.

Sector. Quality Fund may have significant investments in one or more specific industry sectors, subjecting it to risks of that sector, which may be greater than general market risk.

Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Quality Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Quality Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.

Derivatives. Quality Fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Quality Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Quality Fund is “non-diversified,” As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in Quality Fund by showing changes in Quality Fund’s performance over time. The tables also compare Quality Fund’s performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests. Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Notes on Performance

Ordinary Shares and Institutional Shares commenced operations on May 6, 1985 and March 25, 1991, respectively. Prior to February 15, 2018, Quality Fund had a different sub-adviser. Prior to January 27, 2011, Quality Fund pursued different principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in Quality Fund by showing changes in Quality Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Quality Fund’s performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Quality Fund’s Ordinary Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Calendar year-to-date return of the Ordinary Shares of Quality Fund as of September 30, 2019 was 19.65%.

Best Quarter:	Q2 2009	15.53%
Worst Quarter:	Q2 2010	(12.14)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Quality Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Quality Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Pear Tree Quality Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 14, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	458
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,810
Annual Return 2009	rr_AnnualReturn2009	20.75%
Annual Return 2010	rr_AnnualReturn2010	7.10%
Annual Return 2011	rr_AnnualReturn2011	12.78%
Annual Return 2012	rr_AnnualReturn2012	10.84%
Annual Return 2013	rr_AnnualReturn2013	24.54%
Annual Return 2014	rr_AnnualReturn2014	11.01%
Annual Return 2015	rr_AnnualReturn2015	2.52%
Annual Return 2016	rr_AnnualReturn2016	7.84%
Annual Return 2017	rr_AnnualReturn2017	28.45%
Annual Return 2018	rr_AnnualReturn2018	(1.67%)
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	12.06%
Pear Tree Quality Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	10.64%
Pear Tree Quality Fund | Ordinary Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	9.86%
Pear Tree Quality Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 14, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,521
1 Year	rr_AverageAnnualReturnYear01	(1.35%)
5 Years	rr_AverageAnnualReturnYear05	9.47%
10 Years	rr_AverageAnnualReturnYear10	12.39%

[1]	The Manager has contractually agreed until November 14, 2020 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Quality Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager to Quality Fund would be calculated using (a) an annual rate of 0.75 percent for the first $125 million of Quality Fund's net assets, and (b) an annual rate of 0.50 percent for Quality Fund's net assets in excess of $125 million. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Quality Fund amounts that it has waived under that agreement. The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until November 14, 2020 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Quality Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares. The Manager does not have a right to recoup from Quality Fund amounts that it has waived under that agreement.